Investments in associates and joint ventures - Composition and movements (Details) - COP ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Investments in joint ventures
Equity of the joint venture	$ 6,141,646	$ 6,803,601
Investments in associates
Investments in associates	2,543,392	2,692,999
Investments in joint ventures and associates	8,685,038	9,496,600
Cost
Investments in joint ventures
Equity of the joint venture	6,550,387	7,212,342
Investments in associates
Investments in associates	2,552,791	2,702,398
Gases del Caribe S.A. E.S.P. | Cost
Investments in associates
Investments in associates	1,489,223	1,495,341
ATP Tower Holdings | Cost
Investments in associates
Investments in associates	766,753	913,218
Gas Natural del Oriente S.A. E.S.P. | Cost
Investments in associates
Investments in associates	150,394	148,254
Gases de la Guajira S.A. E.S.P. | Cost
Investments in associates
Investments in associates	69,232	69,376
Extrucol S.A. | Cost
Investments in associates
Investments in associates	28,680	27,680
E2 Energia Eficiente S.A. E.S.P. | Cost
Investments in associates
Investments in associates	34,180	34,944
Serviport S.A. | Cost
Investments in associates
Investments in associates	9,399	9,399
Serviport S.A. | Accumulated impairment
Investments in associates
Investments in associates	(9,399)	(9,399)
Sociedad Portuaria Olefinas | Cost
Investments in associates
Investments in associates	4,930	4,186
Interligacao Electrica do Madeira S.A. | Cost
Investments in joint ventures
Equity of the joint venture	1,769,645	1,871,142
Transmissora Alianca de Energia Electrica S.A. | Cost
Investments in joint ventures
Equity of the joint venture	1,570,643	1,830,504
Equion Energa Limited | Cost
Investments in joint ventures
Equity of the joint venture	1,059,231	1,191,154
Equion Energa Limited | Accumulated impairment
Investments in joint ventures
Equity of the joint venture	(400,196)	(400,196)
Interligacao Electrica Paraguacu S.A. | Cost
Investments in joint ventures
Equity of the joint venture	559,119	614,112
Interligacao Electrica Garanhuns S.A. | Cost
Investments in joint ventures
Equity of the joint venture	518,794	571,328
Interligacao Electrica Ivai S.A. | Cost
Investments in joint ventures
Equity of the joint venture	471,951	469,176
Interligacao Electrica Aimores S.A. | Cost
Investments in joint ventures
Equity of the joint venture	355,693	411,495
Conexion Kimal Lo Aguirre S.A. | Cost
Investments in joint ventures
Equity of the joint venture	149,927	169,230
Ecodiesel Colombia S.A. | Cost
Investments in joint ventures
Equity of the joint venture	78,546	54,614
Transnexa S.A. E.M.A. | Cost
Investments in joint ventures
Equity of the joint venture	8,545	8,545
Transnexa S.A. E.M.A. | Accumulated impairment
Investments in joint ventures
Equity of the joint venture	(8,545)	(8,545)
Interconexion Electrica Colombia Panama S.A. | Cost
Investments in joint ventures
Equity of the joint venture	8,026	20,516
Derivex S.A. | Cost
Investments in joint ventures
Equity of the joint venture	188	439
Parques de Rio | Cost
Investments in joint ventures
Equity of the joint venture	75	83
Interconexion Electrica Colombia Panama S.A.S. E.S.P | Cost
Investments in joint ventures
Equity of the joint venture	$ 4	$ 4